UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of September 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	15,678	$3,985,504

Banks — 2.1%
JPMorgan Chase & Co.	33,614	3,210,473

Biotechnology — 5.0%
BioMarin Pharmaceutical, Inc.*	20,456	1,903,840
Celgene Corp.*	26,750	3,900,685
Vertex Pharmaceuticals, Inc.*	12,514	1,902,628

		7,707,153

Capital Markets — 1.2%
S&P Global, Inc.	12,145	1,898,385

Energy Equipment & Services — 2.1%
Halliburton Co.	69,994	3,221,824

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	12,452	2,045,739

Food Products — 1.7%
Mondelez International, Inc. (Class A Stock)	61,968	2,519,619

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	58,405	3,116,491

Health Care Providers & Services — 4.3%
Cigna Corp.	18,436	3,446,426
UnitedHealth Group, Inc.	16,161	3,165,132

		6,611,558

Hotels, Restaurants & Leisure — 2.9%
Marriott International, Inc. (Class A Stock)	40,769	4,495,190

Internet & Direct Marketing Retail — 9.7%
Amazon.com, Inc.*	9,475	9,108,791
Priceline Group, Inc. (The)*	3,143	5,754,268

		14,863,059

Internet Software & Services — 15.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	43,144	7,451,400
Alphabet, Inc. (Class A Stock)*	3,231	3,146,089
Alphabet, Inc. (Class C Stock)*	5,599	5,370,057
Facebook, Inc. (Class A Stock)*	44,432	7,592,096

		23,559,642

IT Services — 11.5%
Mastercard, Inc. (Class A Stock)	59,227	8,362,853
Visa, Inc. (Class A Stock)	87,209	9,177,875

		17,540,728

Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	17,294	3,444,965

Oil, Gas & Consumable Fuels — 2.6%
Concho Resources, Inc.*	21,532	2,836,195
EOG Resources, Inc.	11,858	1,147,143

		3,983,338

Pharmaceuticals — 5.9%
Allergan PLC	15,013	3,076,914
Bristol-Myers Squibb Co.	92,614	5,903,217

		8,980,131

Semiconductors & Semiconductor Equipment — 1.0%
QUALCOMM, Inc.	30,485	1,580,342

Software — 12.3%
Adobe Systems, Inc.*	34,001	5,072,269
Microsoft Corp.	93,272	6,947,831
Red Hat, Inc.*	28,787	3,191,327
salesforce.com, Inc.*	39,008	3,644,128

		18,855,555

Specialty Retail — 0.4%
TJX Cos., Inc. (The)	9,006	664,012

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	52,676	8,118,425

Textiles, Apparel & Luxury Goods — 4.2%
NIKE, Inc. (Class B Stock)	125,284	6,495,975

TOTAL LONG-TERM INVESTMENTS (cost $68,368,442)		146,898,108

SHORT-TERM INVESTMENTS — 10.9%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $9,610,714)(w)	9,610,714	9,610,714
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $7,116,841; includes $7,107,811 of cash collateral for securities on loan)(b)(w)	7,116,192	7,116,904

TOTAL SHORT-TERM INVESTMENTS (cost $16,727,555)		16,727,618

TOTAL INVESTMENTS — 106.7% (cost $85,095,997)		163,625,726
Liabilities in excess of other assets — (6.7)%		(10,282,893)

NET ASSETS — 100.0%		$153,342,833

The following abbreviations are used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,063,839; cash collateral of $7,107,811 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,985,504	$—	$—
Banks	3,210,473	—	—
Biotechnology	7,707,153	—	—
Capital Markets	1,898,385	—	—
Energy Equipment & Services	3,221,824	—	—
Food & Staples Retailing	2,045,739	—	—
Food Products	2,519,619	—	—
Health Care Equipment & Supplies	3,116,491	—	—
Health Care Providers & Services	6,611,558	—	—
Hotels, Restaurants & Leisure	4,495,190	—	—
Internet & Direct Marketing Retail	14,863,059	—	—
Internet Software & Services	23,559,642	—	—
IT Services	17,540,728	—	—
Life Sciences Tools & Services	3,444,965	—	—
Oil, Gas & Consumable Fuels	3,983,338	—	—
Pharmaceuticals	8,980,131	—	—
Semiconductors & Semiconductor Equipment	1,580,342	—	—
Software	18,855,555	—	—
Specialty Retail	664,012	—	—
Technology Hardware, Storage & Peripherals	8,118,425	—	—
Textiles, Apparel & Luxury Goods	6,495,975	—	—
Affiliated Mutual Funds	16,727,618	—	—

Total	$163,625,726	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 20, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date November 20, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 20, 2017

*	Print the name and title of each signing officer under his or her signature.